Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments
Schedule of long-term investments

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2019	14,813	—	14,813
Additions	21,692	13,475	35,167
Impairment	(4,000)	—	(4,000)
Balance as of December 31, 2019	32,505	13,475	45,980
Additions	125,000	—	125,000
Share of losses of equity method investee	—	(4,279)	(4,279)
Foreign exchange adjustment	(601)	—	(601)
Balance as of December 31, 2020	156,904	9,196	166,100

Schedule of condensed financial information of Medical Cosmetology

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenues	17,042	—	32,603
Gross profit	10,893	—	7,774
Loss from operations	(5,778)	—	(8,395)
Net (loss)/earnings	(2,108)	8,280	(9,440)
Net (loss)/earnings attributable to the equity-method investees	(2,108)	8,280	(8,733)

	As of December 31,
	2019	2020
	RMB	RMB
Current assets	7,509	12,106
Non-current assets	20,000	30,851
Current liabilities	—	22,496
Non-controlling interests	—	1,608
Total shareholders’ equity	27,509	20,461